Stock-based compensation (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock-based compensation	$ 393	$ 5,414	$ 1,660
Research & Development Expenses
Stock-based compensation	6	786	121
Selling & Marketing Expenses
Stock-based compensation	209	1,269	571
General & Administrative Expenses
Stock-based compensation	$ 178	$ 3,359	$ 967